INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2015
Inventories Tables [Abstract]
Inventory current
NOTE 4 – Inventories:

Inventories consisted of the following:
	September 30,	December 31,
	2015	2014

	U.S. $ in millions

Finished products	$2,096	$2,268
Raw and packaging materials	1,248	1,279
Products in process	605	638
Materials in transit and payments on account	143	186

	$4,092	$4,371